Mortgage Indebtedness	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Mortgage Indebtedness

NOTE 4: Mortgage Indebtedness

Each of our properties is encumbered by a first mortgage. A summary of each mortgage, as of March 31, 2013 and December 31, 2012, is as follows:

	Outstanding Principal
Property	As of March 31, 2013	As of December 31, 2012	Current Interest Rate		Maturity Date

Belle Creek Apartments	10,575	10,575	2.5	(1)	April 28, 2021

Centrepoint Apartments	17,600	17,600	3.7	(2)	January 1, 2019

Copper Mill Apartments	7,350	7,350	5.7	(3)	May 1, 2021

Crestmont Apartments	6,750	6,750	5.7	(3)	May 1, 2021

Cumberland Glen Apartments	6,900	6,900	5.7	(3)	May 1, 2021

Heritage Trace Apartments	5,500	5,500	5.7	(3)	May 1, 2021

Runaway Bay Apartments	10,238	10,238	3.6	(4)	November 1, 2022

Tresa at Arrowhead	27,500	27,500	2.5	(1)	April 28, 2021

Total /Weighted-Average	$92,413	$92,413	3.8%

(1)	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

(2)	Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule.

(3)	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

(4)	Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

As of March 31, 2013 RAIT holds $38,075 of our debt while $54,338 is held by third parties. For the three months ended March 31, 2013 and 2012 we paid $238 and $241 of interest to RAIT, respectively.

NOTE 4: Mortgage Indebtedness

Each of our properties is encumbered by a first mortgage. A summary of each mortgage, as of December 31, 2012, is as follows:

Property	Outstanding Principal	Current Interest Rate	Maturity Date	Interest Terms
Crestmont Apartments	$6,750	5.7%	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Cumberland Glen Apartments	6,900	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Copper Mill Apartments	7,350	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Heritage Trace Apartments	5,500	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Belle Creek Apartments	10,575	2.5	April 28, 2021	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

Tresa at Arrowhead	27,500	2.5	April 28, 2021	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

Runaway Bay Apartments	10,238	3.6	November 1, 2022	Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Centrepoint Apartments	17,600	3.7	January 1, 2019	Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule.

Total/Weighted-Average	$92,413	3.8%

As of December 31, 2012 our sponsor holds $38,075 of our debt while $54,338 is held by third parties. From April 29, 2011 to September 16, 2011 our sponsor held $64,575 of our debt. On September 16, 2011 $26,500 of this debt was sold to third parties. For the years ended December 31, 2012 and 2011 we paid $968 and $1,347 of interest to our sponsor, respectively.

Maturity of Indebtedness

The following table displays the principal repayments on of our indebtedness by year:

2013	$213
2014	527
2015	843
2016	905
2017	950
Thereafter	88,975

Total	$92,413

As of December 31, 2012, the fair value of our fixed-rate indebtedness was $95,827. The fair value estimate of our fixed rate debt was estimated using a discounted cash flow analysis utilizing interest rates we would expect to pay for debt of a similar type and remaining maturity if the loans were originated at December 31, 2012.